Investment Securities (Tables)	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities held to maturity and Available for sale

	2011					2010
			Unrealized Losses					Unrealized Losses
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Other- than- Temporary (d)	Other (e)	Fair Value	Amortized Cost	Unrealized Gains	Other- than- Temporary (d)	Other (e)	Fair Value
Held-to-maturity (a)
U.S. Treasury and agencies	$2,560	$35	$–	$–	$2,595	$165	$–	$–	$(1)	$164
Mortgage-backed securities
Residential
Agency	16,085	333	–	(3)	16,415	847	–	–	(4)	843
Non-agency
non-prime	2	–	–	–	2	3	–	–	–	3
Commercial
non-agency	4	–	–	(2)	2	10	–	–	(5)	5
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	52	13	–	(2)	63	157	13	–	(18)	152
Other	23	1	(6)	(1)	17	127	–	(1)	(7)	119
Obligations of state and political subdivisions	23	1	–	(1)	23	27	1	–	(1)	27
Obligations of foreign governments	7	–	–	–	7	7	–	–	–	7
Other debt securities	121	–	–	(29)	92	126	–	–	(27)	99
Total held-to-maturity	$18,877	$383	$(6)	$(38)	$19,216	$1,469	$14	$(1)	$(63)	$1,419
Available-for-sale (b)
U.S. Treasury and agencies	$1,045	$13	$–	$(1)	$1,057	$2,559	$6	$–	$(28)	$2,537
Mortgage-backed securities
Residential
Agency	39,337	981	–	(4)	40,314	37,144	718	–	(159)	37,703
Non-agency
Prime (c)	911	5	(63)	(50)	803	1,216	12	(86)	(39)	1,103
Non-prime	1,047	9	(247)	(7)	802	1,193	15	(243)	(18)	947
Commercial
Agency	133	7	–	–	140	194	5	–	(2)	197
Non-agency	42	2	–	(2)	42	47	3	–	–	50
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	180	31	(3)	(2)	206	204	23	(2)	(1)	224
Other	694	16	(5)	(24)	681	709	23	(3)	(9)	720
Obligations of state and political subdivisions	6,394	167	–	(22)	6,539	6,835	3	–	(421)	6,417
Obligations of foreign governments	6	–	–	–	6	6	–	–	–	6
Corporate debt securities	1,000	1	–	(174)	827	1,109	–	–	(151)	958
Perpetual preferred securities	379	25	–	(86)	318	456	41	–	(49)	448
Other investments	188	15	–	(1)	202	183	17	–	(1)	199
Total available-for-sale	$51,356	$1,272	$(318)	$(373)	$51,937	$51,855	$866	$(334)	$(878)	$51,509

(a)	Held-to-maturity securities are carried at historical cost adjusted for amortization of premiums and accretion of discounts and credit-related other-than-temporary impairment.
(b)	Available-for-sale securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders’ equity.
(c)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.
(d)	Represents impairment not related to credit for those securities that have been determined to be other-than-temporarily impaired.
(e)	Represents unrealized losses on securities that have not been determined to be other-than-temporarily impaired.

Amount of interest income from taxable and nontaxable investment securities

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Taxable	$1,517	$1,292	$1,295
Non-taxable	303	309	311
Total interest income from investment securities	$1,820	$1,601	$1,606

Amount of gross gains and losses realized through sales of available for sale investment securities

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Realized gains	$11	$21	$150
Realized losses	(7)	(8)	(3)
Net realized gains (losses)	$4	$13	$147
Income tax (benefit) on net realized gains (losses)	$2	$5	$56

Accretable balance of structured investment securities and other investment securities

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Balance at beginning of period	$139	$292	$349
Impact of other-than-temporary impairment accounting change	–	–	(124)
Adjusted balance at beginning of period	139	292	225
Additions (a)	–	66	127
Disposals (b)	–	(219)	–
Accretion	(17)	(29)	(6)
Other (c)	(22)	29	(54)
Balance at end of period	$100	$139	$292

(a)	Primarily resulted from the exchange of certain SIVs for the underlying investment securities.
(b)	Primarily resulted from the sale of securities covered under loss sharing agreements with the FDIC and the exchange of certain SIVs for the underlying investment securities.
(c)	Primarily represents changes in projected future cash flows related to variable rates on certain investment securities.

Summary of other than temporary impairment by investment category

	2011			2010			2009
Year Ended December 31 (Dollars in Millions)	Losses Recorded in Earnings	Other Gains (Losses) (b)	Total	Losses Recorded in Earnings	Other Gains (Losses) (b)	Total	Losses Recorded in Earnings	Other Gains (Losses) (b)	Total
Held-to-maturity
Other asset-backed securities	$–	$–	$–	$(2)	$–	$(2)	$–	$–	$–
Total held-to-maturity	$–	$–	$–	$(2)	$–	$(2)	$–	$–	$–
Available-for-sale
Mortgage-backed securities
Non-agency residential
Prime (a)	$(3)	$(5)	$(8)	$(5)	$(10)	$(15)	$(13)	$(182)	$(195)
Non-prime	(24)	(23)	(47)	(63)	(60)	(123)	(151)	(304)	(455)
Commercial non-agency	–	–	–	–	–	–	(1)	(1)	(2)
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	–	–	–	(6)	(1)	(7)	(17)	(3)	(20)
Other	(4)	3	(1)	(13)	4	(9)	(186)	88	(98)
Obligations of state and political subdivisions	(4)	–	(4)	–	–	–	–	–	–
Corporate debt securities	–	–	–	–	–	–	(7)	–	(7)
Perpetual preferred securities	–	–	–	(1)	–	(1)	(223)	–	(223)
Other debt securities	–	–	–	(1)	1	–	–	–	–
Total available-for-sale	$(35)	$(25)	$(60)	$(89)	$(66)	$(155)	$(598)	$(402)	$(1,000)

(a)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.
(b)	Represents the non-credit portion of other-than-temporary impairment recorded in other comprehensive income for securities determined to be other-than-temporarily impaired during the period.

Summary of ranges used in valuation of non-agency mortgage-backed securities other than temporarily impaired

	Prime			Non-Prime
	Minimum	Maximum	Average	Minimum	Maximum	Average
December 31, 2011
Estimated lifetime prepayment rates	4%	15%	14%	2%	11%	6%
Lifetime probability of default rates	2	9	3	1	20	5
Lifetime loss severity rates	40	50	46	8	70	52
December 31, 2010
Estimated lifetime prepayment rates	4%	14%	13%	1%	12%	6%
Lifetime probability of default rates	3	9	3	1	20	8
Lifetime loss severity rates	40	55	41	37	71	55

Credit losses on non-agency mortgage backed and other debt securities

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Balance at beginning of period	$358	$335	$299
Additions to credit losses due to other-than-temporary impairments
Credit losses on securities not previously considered other-than-temporarily impaired	7	19	94
Decreases in expected cash flows on securities for which other-than-temporary impairment was previously recognized	28	72	148
Total other-than-temporary impairment on debt securities	35	91	242
Other changes in credit losses
Increases in expected cash flows	(21)	(26)	(49)
Realized losses (a)	(73)	(60)	(30)
Credit losses on security sales and securities expected to be sold	(1)	–	(127)
Other	–	18	–
Balance at end of period	$298	$358	$335

(a)	Primarily represents principal losses allocated to mortgage and asset-backed securities in the Company’s portfolio under the terms of the securitization transaction documents.

Gross unrealized losses and fair value of the Company's investments with unrealized losses

	Less Than 12 Months		12 Months or Greater		Total
(Dollars in Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Held-to-maturity
Mortgage-backed securities
Residential
Agency	$697	$(3)	$–	$–	$697	$(3)
Non-agency non-prime (a)	–	–	1	–	1	–
Commercial non-agency	–	–	3	(2)	3	(2)
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	–	–	29	(2)	29	(2)
Other	–	–	14	(7)	14	(7)
Obligations of state and political subdivisions	–	–	9	(1)	9	(1)
Other debt securities	–	–	92	(29)	92	(29)
Total held-to-maturity	$697	$(3)	$148	$(41)	$845	$(44)
Available-for-sale
U.S. Treasury and agencies	$22	$(1)	$–	$–	$22	$(1)
Mortgage-backed securities
Residential
Agency	2,689	(3)	676	(1)	3,365	(4)
Non-agency (a)
Prime (b)	102	(6)	649	(107)	751	(113)
Non-prime	47	(4)	685	(250)	732	(254)
Commercial non-agency	21	(2)	1	–	22	(2)
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	14	(2)	9	(3)	23	(5)
Other	497	(14)	116	(15)	613	(29)
Obligations of state and political subdivisions	73	–	879	(22)	952	(22)
Obligations of foreign governments	6	–	–	–	6	–
Corporate debt securities	156	(1)	580	(173)	736	(174)
Perpetual preferred securities	78	(19)	162	(67)	240	(86)
Other investments	1	–	2	(1)	3	(1)
Total available-for-sale	$3,706	$(52)	$3,759	$(639)	$7,465	$(691)

(a)	The Company has $367 million of unrealized losses on residential non-agency mortgage-backed securities. Credit-related other-than-temporary impairment on these securities may occur if there is further deterioration in underlying collateral pool performance. Borrower defaults may increase if current economic conditions persist or worsen. Additionally, further deterioration in home prices may increase the severity of projected losses.
(b)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.

Investment Securities

	Available-for-Sale				Held-to-Maturity
At December 31, 2011 (Dollars in Millions)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield (e)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield (e)
U.S. Treasury and Agencies
Maturing in one year or less	$394	$395	.3	2.06%	$–	$–	–	–%
Maturing after one year through five years	541	547	2.0	.93	2,500	2,535	2.2	.99
Maturing after five years through ten years	48	53	8.2	4.25	–	–	–	–
Maturing after ten years	62	62	11.1	3.15	60	60	13.2	1.87
Total	$1,045	$1,057	2.2	1.64%	$2,560	$2,595	2.4	1.01%
Mortgage-Backed Securities (a)
Maturing in one year or less	$672	$673	.6	2.47%	$220	$218	.5	1.55%
Maturing after one year through five years	32,056	32,917	3.5	2.74	13,940	14,230	3.7	2.53
Maturing after five years through ten years	6,975	6,775	7.0	2.24	1,412	1,440	5.6	1.68
Maturing after ten years	1,767	1,736	12.7	1.74	519	531	11.4	1.47
Total	$41,470	$42,101	4.4	2.61%	$16,091	$16,419	4.0	2.40%
Asset-Backed Securities (a)
Maturing in one year or less	$13	$22	.2	9.71%	$2	$2	.1	1.01%
Maturing after one year through five years	151	154	3.4	12.53	34	36	2.5	1.01
Maturing after five years through ten years	693	694	7.9	3.08	17	18	6.6	.85
Maturing after ten years	17	17	12.7	11.10	22	24	22.5	1.01
Total	$874	$887	7.1	4.97%	$75	$80	9.3	.98%
Obligations of State and Political Subdivisions (b) (c)
Maturing in one year or less	$99	$99	.7	1.66%	$–	$–	.5	8.32%
Maturing after one year through five years	3,981	4,087	4.1	6.76	5	6	3.1	8.47
Maturing after five years through ten years	2,008	2,063	5.7	6.79	3	3	5.8	5.27
Maturing after ten years	306	290	21.1	7.48	15	14	15.1	5.51
Total	$6,394	$6,539	5.4	6.73%	$23	$23	11.0	6.16%
Other Debt Securities
Maturing in one year or less	$69	$54	.4	5.74%	$1	$1	.3	.84%
Maturing after one year through five years	–	–	–	–	99	85	4.1	1.42
Maturing after five years through ten years	25	22	5.8	6.38	28	13	8.8	1.18
Maturing after ten years	1,201	968	29.4	3.87	–	–	–	–
Total	$1,295	$1,044	27.4	4.02%	$128	$99	5.1	1.36%
Other Investments	$278	$309	13.1	3.87%	$–	$–	–	–%
Total investment securities (d)	$51,356	$51,937	5.2	3.19%	$18,877	$19,216	3.9	2.21%

(a)	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities anticipating future prepayments.
(b)	Information related to obligations of state and political subdivisions is presented based upon yield to first optional call date if the security is purchased at a premium, yield to maturity if purchased at par or a discount.
(c)	Maturity calculations for obligations of state and political subdivisions are based on the first optional call date for securities with a fair value above par and contractual maturity for securities with a fair value equal to or below par.
(d)	The weighted-average maturity of the available-for-sale investment securities was 7.4 years at December 31, 2010, with a corresponding weighted-average yield of 3.41 percent. The weighted-average maturity of the held-to-maturity investment securities was 6.3 years at December 31, 2010, with a corresponding weighted-average yield of 2.07 percent.
(e)	Average yields are presented on a fully-taxable equivalent basis under a tax rate of 35 percent. Yields on available-for-sale and held-to-maturity securities are computed based on amortized cost balances. Average yield and maturity calculations exclude equity securities that have no stated yield or maturity.

	2011		2010
At December 31, (Dollars in Millions)	Amortized Cost	Percent of Total	Amortized Cost	Percent of Total
U.S. Treasury and agencies	$3,605	5.1%	$2,724	5.1%
Mortgage-backed securities	57,561	82.0	40,654	76.2
Asset-backed securities	949	1.4	1,197	2.3
Obligations of state and political subdivisions	6,417	9.1	6,862	12.9
Other debt securities and investments	1,701	2.4	1,887	3.5
Total investment securities	$70,233	100.0%	$53,324	100.0%